Offerings - Offering: 1	Jun. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	BANK 2026-BNK52, Commercial Mortgage Pass-Through Certificates, Series 2026-BNK52
Amount Registered | shares	645,488,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 645,488,000
Amount of Registration Fee	$ 89,141.90
Offering Note

(1)	For purposes of calculating the amount registered, it is assumed that the aggregate initial certificate balance of the Class A-4 and Class A-5 trust components will be $468,249,000.

(2)	Estimated solely for the purpose of calculating the registration fee.